Inventories	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Inventories
12. INVENTORIES

	2024		2023		2022
Finished goods	925		1,052		1,144
Crude oil and natural gas	456	(2)	507		449
Products in process	49		45		51
Raw materials, packaging materials and others	116		79		94

	1,546	(1)	1,683	(1)	1,738	(1)

(1)	As of December 31, 2024, 2023 and 2022, the carrying amount of inventories does not exceed their net realizable value.
(2)	Includes 21 corresponding to the inventories write-down, see Note 2.b.8).